Accounts and notes receivable, net - Movement of the allowances for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ (650,888)	¥ (556,360)	¥ (437,266)
Provision	(454,168)	(596,908)	(448,720)
Write-offs	412,334	502,380	401,124
Balance at end of the year	(692,722)	(650,888)	(556,360)
Impact of adoption
Movements in the allowance for doubtful accounts
Balance at beginning of the year		71,498
Balance at end of the year			71,498
Adjusted Balance
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ (650,888)	(556,360)	(508,764)
Balance at end of the year		¥ (650,888)	¥ (556,360)